Loss per share (Tables)	12 Months Ended
Mar. 31, 2021
Earnings per share [abstract]
Outstanding potentially dilutive securities	All outstanding potentially dilutive securities could potentially dilute loss per share in the future.

	2021	2020

Issued Common Shares	128,528,515	92,206,817
Weighted average number of Common Shares (basic and diluted)	105,221,907	85,890,314

Net loss per Common Share – basic and diluted	($1.18)	($0.62)

Weighted average number of potential dilutive securities that are not included in the diluted per share calculations
The weighted average number of potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows:

	2021	2020

Stock options and awards	7,934,988	6,506,869
Warrants	—	26,718